Document and Entity Information Document	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Astec Industries, Inc.
Entity Central Index Key	0000792987
Amendment Flag	false
Entity Incorporation, State or Country Code	TN
Entity File Number	001-11595
Entity Tax Identification Number	62-0873631
Entity Address, Address Line One	1725 Shepherd Road,
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421
City Area Code	423
Local Phone Number	899-5898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.20 par value)
Trading Symbol	ASTE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false